Segment Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment acre	Dec. 31, 2011 Customer acre	Dec. 31, 2010 acre
Segment Reporting Information [Line Items]
Number of business segments	3
Maximum percentage of revenue from customer	10.00%	10.00%
Number of customer who contributed more than 10 percent of revenue		1
Area of Land sold		9,700
Transaction costs related to acquisition	$ 6,323,000	$ 3,187,000
Extinguishment of debt included in Interest expense	4,448,000
Area of Land sold		57,000	24,000
Proceeds from sale of timberland		87,061,000	38,778,000
Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues		$ 17,980,000